Net (Loss) Income Per Share	6 Months Ended
Jun. 30, 2024
Net (Loss) Income Per Share [Abstract]
NET (LOSS) INCOME PER SHARE

NOTE 15 — NET (LOSS) INCOME PER SHARE

Basic net loss per share of Class A common stock is computed by dividing net income attributable to Class A common stockholders from March 13, 2024, or the Closing Date, to June 30, 2024 by the weighted-average number of shares of Class A common stock outstanding for the same periods.

Diluted net loss per share is the same as basic net loss per share as the inclusion of potentially issuable shares that would be anti-dilutive.

Prior to the Business Combination, the membership structure of Sunergy Renewables, LLC included membership units. In conjunction with the closing of the Business Combination, the Company effectuated a recapitalization whereby all membership units were converted to common units of OpCo, LLC and the Company. implemented a revised class structure including Class A common stock having one vote per share and economic rights, and Class V Common Stock having one vote per share and no economic rights. Shares of the Company’s Class V Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. The Company has determined that the calculation of loss per unit for periods prior to the Business Combination would not be meaningful to the users of these consolidated financial statements. Therefore, net loss per share information has not been presented for periods prior to the Business Combination on March 13, 2024. The basic and diluted net income per share for the six months ended June 30, 2024 represents only the period of March 14, 2024 to June 30 2024.

The following table presents the computation of the basic and diluted income per share of Class A Common Stock for the period of March 14, 2024 (the Closing Date) to June 30, 2024:

	Three months ended June 30, 2024	Six months ended June 30, 2024
Numerator
Net income attributable to Class A common shareholders	$167,238	$(1,076,953)
Denominator
Basic and diluted weighted-average shares of Class A common stock outstanding	5,026,964	3,010,654

Net income per share of Class A common stock – basic and diluted	$0.03	$(0.36)

The following table presents potentially dilutive securities, as of the end of the period, excluded from the computation of diluted net earnings per share of Class A Common Stock.

	Three months ended June 30, 2024	Six months ended June 30, 2024
Warrants(1)	13,800,000	13,800,000
Series A Preferred Stock(2)	1,500,000	1,500,000

(1)      Represents number of instruments outstanding at the end of the period that were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive.

(2)      Represents number of Preferred Units outstanding at the end of the period that were excluded using the if-converted method.